Related Party Transactions - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions (Textual) [Abstract]
IT service payments to NMIC and NSC	$ 289	$ 275	$ 277
Total account values of group annuity and life insurance contracts	3,300	3,300
Revenue from group annuity and life insurance contracts	129	131	137
Total interest credited to the account balances	106	109	109
Company made lease payments to NMIC	18	16	16
Revenues ceded to NMIC	358	347	291
Benefits, claims and expenses	207	217	178
Customer allocations to NFG funds	59,100	58,100
NFG paid to NLIC	196	185	163
Amounts on deposit with NCMC	501	636
Total commissions and fees paid	63	57	54
Notes receivable outstanding	238	142
Life insurance [Member]
Related Party Transactions (Textual) [Abstract]
Revenues ceded to NMIC	209	208	$ 179
Nation Wide Bank [Member]
Related Party Transactions (Textual) [Abstract]
Line of credit borrowing capacity by related party	50
Line of credit outstanding	$ 0	$ 0